UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FORM N-Q

March 31, 2006

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 32.2%
Aerospace & Defense - 0.4%
$50,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	$50,250
175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	181,563
50,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	49,500
145,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	155,875

	Total Aerospace & Defense	437,188

Airlines - 0.0%
13,471	Continental Airlines Inc., Pass-Through Certificates, Series 1998-1, Class C, 6.541% due 3/15/08	12,695

Auto Components - 0.1%
112,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	121,660

Automobiles - 0.9%
375,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 Ford Motor Co.:	363,561
	Debentures:
10,000	6.625% due 10/1/28	6,750
25,000	8.900% due 1/15/32	19,750
345,000	Notes, 7.450% due 7/16/31	257,887
175,000	Senior Notes, 4.950% due 1/15/08	163,146
165,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	121,688

	Total Automobiles	932,782

Building Products - 0.1%
100,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 9.032% due 3/1/14	58,000
50,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	51,125

	Total Building Products	109,125

Capital Markets - 1.5%
49,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	54,512
220,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	212,215
100,000	Lehman Brothers Holdings E-Capital Trust I, Enhanced Capital Advantaged Preferred Securities, 5.550% due 8/19/65 (a)(b)	100,387
625,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10 (c)	602,931
600,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (c)	560,706
20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (a)	23,752

	Total Capital Markets	1,554,503

Chemicals - 0.9%
	Huntsman International LLC:
100,000	Senior Notes, 9.875% due 3/1/09	105,000
20,000	Senior Subordinated Notes, 10.125% due 7/1/09	20,600
125,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	137,812
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	82,312
135,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	137,869
75,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	78,000
150,000	Resolution Performance Products LLC/RPP Capital Corp., Senior Secured Notes, 9.500% due 4/15/10	156,750
	Rhodia SA:
50,000	Senior Notes, 7.625% due 6/1/10	51,000
59,000	Senior Subordinated Notes, 8.875% due 6/1/11	61,065
50,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	49,688

	Total Chemicals	880,096

See Notes to Schedule of Investments.

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 1.7%
$465,000	Bank of America Corp., Subordinated Notes, 7.400% due 1/15/11 (c)	$503,091
150,000	Resona Preferred Global Securities Cayman Ltd., Tier 1, 7.191% due 7/30/15 (a)(b)	156,774
170,000	Shinsei Finance Cayman Ltd., 6.418% due 1/29/49 (a)(b)	167,631
510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (c)	495,737
490,000	Wells Fargo & Co., Senior Notes, 4.200% due 1/15/10 (c)	470,670

	Total Commercial Banks	1,793,903

Commercial Services & Supplies - 0.7%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	47,750
	Allied Waste North America Inc., Senior Notes, Series B:
100,000	8.500% due 12/1/08	105,625
83,000	9.250% due 9/1/12	89,951
75,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	80,625
	Cenveo Corp.:
100,000	Senior Notes, 9.625% due 3/15/12	108,125
25,000	Senior Subordinated Notes, 7.875% due 12/1/13	24,563
25,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	24,719
25,000	IKON Office Solutions Inc., 7.750% due 9/15/15	25,937
250,000	Waste Management Inc., 6.375% due 11/15/12	259,987

	Total Commercial Services & Supplies	767,282

Communications Equipment - 0.2%
225,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	204,188

Computers & Peripherals - 0.1%
75,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	78,281
50,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	53,125

	Total Computers & Peripherals	131,406

Consumer Finance - 1.2%
	General Motors Acceptance Corp., Notes;
740,000	6.125% due 8/28/07 (c)	717,978
10,000	7.250% due 3/2/11	9,486
375,000	6.875% due 9/15/11	349,915
175,000	6.750% due 12/1/14	157,785
20,000	8.000% due 11/1/31	18,952

	Total Consumer Finance	1,254,116

Containers & Packaging - 0.6%
75,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	82,875
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	70,500
12,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	11,835
	Owens-Brockway Glass Container Inc.:
100,000	Senior Notes, 8.250% due 5/15/13	105,000
50,000	Senior Secured Notes, 7.750% due 5/15/11	52,375
15,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (d)	15,862
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	19,625
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
50,000	9.750% due 2/1/11	51,625
125,000	8.375% due 7/1/12	123,750
50,000	Tekni-Plex Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)	47,250

	Total Containers & Packaging	580,697

Diversified Consumer Services - 0.0%
25,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14 (a)	26,063

Diversified Financial Services - 4.0%
160,000	Aiful Corp., Notes, 5.000% due 8/10/10 (a)	154,946
	Alamosa Delaware Inc.:
67,000	Senior Discount Notes, 12.000% due 7/31/09	72,527

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 4.0%(continued)
$600,000	Senior Notes, 11.000% due 7/31/10	$6,705
110,000	Credit Suisse First Boston (USA) Inc., Notes, 4.875% due 8/15/10	107,504
	Ford Motor Credit Co., Notes:
55,000	6.625% due 6/16/08	52,083
510,000	7.375% due 10/28/09 (c)	479,833
410,000	7.875% due 6/15/10	384,695
550,000	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09 (c)	530,712
75,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.000% due 7/15/14	77,625
530,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (c)	524,671
	JPMorgan Chase & Co., Subordinated Notes:
340,000	6.625% due 3/15/12	357,847
390,000	5.125% due 9/15/14	375,499
45,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	44,887
853,659	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.652% due 6/15/15 (a)(b)	864,647
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15	36,750
75,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	77,062

	Total Diversified Financial Services	4,147,993

Diversified Telecommunication Services - 1.9%
260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	254,465
85,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	89,887
50,000	Intelsat, Ltd., Senior Discount Notes, step bond to yield 9.253% due 2/1/15 (a)	34,875
200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	214,879
16,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	16,920
	Qwest Communications International Inc., Senior Notes:
25,000	7.500% due 2/15/14	25,875
95,000	Series B, 7.500% due 2/15/14	98,325
	Qwest Corp.:
	Debentures:
20,000	7.500% due 6/15/23	20,425
190,000	6.875% due 9/15/33	183,350
25,000	Notes, 8.875% due 3/15/12	28,063
425,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	396,157
1,000,000	Telefonos de Mexico SA de CV, 8.750% due 1/31/16 (b)	88,761
585,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (c)	580,084

	Total Diversified Telecommunication Services	2,032,066

Electric Utilities - 1.5%
	Edison Mission Energy, Senior Notes:
50,000	7.730% due 6/15/09	51,500
100,000	9.875% due 4/15/11	113,500
290,000	Exelon Corp., Bonds, 5.625% due 6/15/35	264,086
	FirstEnergy Corp., Notes:
150,000	Series B, 6.450% due 11/15/11	155,392
330,000	Series C, 7.375% due 11/15/31	367,669

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 1.5%(continued)
$150,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	$160,500
160,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	157,093
	Reliant Energy Inc., Senior Secured Notes:
25,000	9.250% due 7/15/10	25,156
125,000	9.500% due 7/15/13	125,781
100,000	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	103,366

	Total Electric Utilities	1,524,043

Electronic Equipment & Instruments - 0.1%
125,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	109,375

Food & Staples Retailing - 0.1%
75,000	Jean Coutu Group (PJC) Inc., Senior Subordinated Notes, 8.500% due 8/1/14	69,187
75,000	Rite Aid Corp., Senior Secured Second Lien Notes, 8.125% due 5/1/10	76,969

	Total Food & Staples Retailing	146,156

Food Products - 0.3%
67,185	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	70,118
50,000	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	54,375
	Dole Food Co. Inc., Senior Notes:
100,000	7.250% due 6/15/10	94,750
27,000	8.875% due 3/15/11	26,865
75,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	74,625

	Total Food Products	320,733

Health Care Equipment & Supplies - 0.1%
125,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	132,500

Health Care Providers & Services - 1.2%
50,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	53,000
50,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	48,687
75,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	75,750
75,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	79,594
75,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	79,687
	HCA Inc.:
	Notes:
150,000	6.500% due 2/15/16	146,889
25,000	6.375% due 1/15/15	24,457
340,000	Senior Notes, 5.750% due 3/15/14	319,810
75,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	75,375
75,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12	85,125
25,000	Omnicare Inc., Senior Subordinated Notes, 6.875% due 12/15/15	25,063
	Tenet Healthcare Corp., Senior Notes:
75,000	7.375% due 2/1/13	68,812
50,000	9.500% due 2/1/15 (a)	50,250
25,000	6.875% due 11/15/31	20,094
75,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	74,250

	Total Health Care Providers & Services	1,226,843

Hotels, Restaurants & Leisure - 1.2%
	Caesars Entertainment Inc.:
50,000	Senior Notes, 7.000% due 4/15/13	52,150
25,000	Senior Subordinated Notes, 8.125% due 5/15/11	27,313
50,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	50,500

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 1.2%(continued)
$100,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10 (a)	$106,250
100,000	Cinemark Inc., Senior Discount Notes, step bond to yield 8.938% due 3/15/14	77,000
75,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	73,500
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	78,281
5,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	5,063
35,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	37,013
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	48,250
150,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	150,562
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
25,000	7.125% due 8/15/14	25,313
50,000	6.875% due 2/15/15	49,937
25,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	25,125
75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	78,937
75,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	76,687
50,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	49,187
50,000	Six Flags Inc., Senior Notes, 9.750% due 4/15/13	50,625
	Station Casinos Inc., Senior Subordinated Notes:
75,000	6.500% due 2/1/14	74,531
15,000	6.625% due 3/15/18 (a)	14,738
125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	130,625

	Total Hotels, Restaurants & Leisure	1,281,587

Household Durables - 0.2%
24,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	22,920
50,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	55,000
50,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	52,500
81,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	87,176

	Total Household Durables	217,596

Household Products - 0.0%
12,000	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	10,500

Independent Power Producers & Energy Traders - 0.9%
	AES Corp., Senior Notes:
100,000	9.375% due 9/15/10	109,500
25,000	7.750% due 3/1/14	26,375
50,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(d)	46,125
50,000	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11 (a)(d)	55,000
	Duke Energy Corp., Senior Notes:
300,000	4.200% due 10/1/08	291,237
20,000	5.625% due 11/30/12	20,051
	Dynegy Holdings Inc.:
175,000	Second Priority Senior Secured Notes, 9.875% due 7/15/10 (a)	192,689
25,000	Senior Debentures, 7.125% due 5/15/18	23,000
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	25,469
150,000	7.375% due 2/1/16	153,562

	Total Independent Power Producers & Energy Traders	943,008

Industrial Conglomerates - 0.6%
125,000	KI Holdings Inc., Senior Discount Notes, step bond to yield 10.771% due 11/15/14	91,250

See Notes to Schedule of Investments.

FACE AMOUNT	SECURITY	VALUE
Industrial Conglomerates - 0.6% (continued)
	Tyco International Group SA, Notes:
$350,000	6.125% due 11/1/08	$354,954
160,000	6.000% due 11/15/13	160,970

	Total Industrial Conglomerates	607,174

IT Services - 0.4%
250,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	262,820
	Iron Mountain Inc., Senior Subordinated Notes:
75,000	7.750% due 1/15/15	75,938
75,000	6.625% due 1/1/16	70,875

	Total IT Services	409,633

Machinery - 0.2%
50,000	Case New Holland Inc., Senior Notes, 7.125% due 3/1/14 (a)	49,625
100,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.980% due 4/15/14	82,000
	Terex Corp.:
12,000	Senior Subordinated Notes, 7.375% due 1/15/14	12,360
100,000	Senior Subordinated Notes, Series B, 10.375% due 4/1/11	106,000

	Total Machinery	249,985

Media - 3.6%
50,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	51,875
50,000	Block Communications Inc., Senior Notes, 8.250% due 12/15/15 (a)	49,250
75,000	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	77,250
75,000	CCH I Holdings LLC, Senior Accreting Notes, step bond to yield 16.269% due 5/15/14	39,375
	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Accreting Notes:
136,000	9.920% due 4/1/14	69,360
50,000	Step bond to yield 17.441% due 1/15/15	22,250
170,000	CCH I LLC, Senior Secured Notes, 11.000% due 10/1/15	142,162
25,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	25,750
325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	365,999
210,000	Comcast Corp., Notes, 6.500% due 1/15/15	215,519
	CSC Holdings Inc.:
50,000	Debentures, Series B, 8.125% due 8/15/09	51,875
50,000	Senior Notes, 7.250% due 4/15/12 (a)	49,125
50,000	Dex Media Inc., Discount Notes, step bond to yield 7.839% due 11/15/13	42,500
	Dex Media West LLC/Dex Media Finance Co.:
50,000	Senior Notes, Series B, 8.500% due 8/15/10	53,125
48,000	Senior Subordinated Notes, Series B, 9.875% due 8/15/13	53,340
	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes:
81,000	8.375% due 3/15/13	86,872
75,000	6.375% due 6/15/15	74,438
	EchoStar DBS Corp., Senior Notes:
135,000	6.625% due 10/1/14	131,119
50,000	7.125% due 2/1/16 (a)	49,438
75,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.492% due 10/15/13	64,313
25,000	Intelsat Subsidiary Holding Co. Ltd., Senior Notes, 9.614% due 1/15/12 (b)	25,531
50,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	42,250
500,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (c)	528,634
100,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	108,500

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Media - 3.6%(continued)
$75,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	$80,250
400,000	News America, Inc., Notes, 5.300% due 12/15/14	385,431
	R.H. Donnelley Corp.:
	Senior Discount Notes:
10,000	Series A-1, 6.875% due 1/15/13 (a)	9,400
15,000	Series A-2, 6.875% due 1/15/13 (a)	14,100
75,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (a)	78,375
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	111,375
75,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	79,125
50,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	56,250
75,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	76,875
350,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	382,382
75,000	Vertis Inc., Senior Secured Second Lien Notes, 9.750% due 4/1/09	77,250

	Total Media	3,770,663

Metals & Mining - 0.1%
75,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	83,063

Multi-Utilities - 0.3%
270,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	267,883

Multiline Retail - 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	26,688

Office Electronics - 0.1%
75,000	Xerox Capital Trust I, Exchange Capital Securities, 8.000% due 2/1/27	78,000
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16	49,875

	Total Office Electronics	127,875

Oil, Gas & Consumable Fuels - 4.3%
230,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31	256,864
220,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	256,602
75,000	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15 (a)	78,375
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	100,250
75,000	6.875% due 11/15/20 (a)	75,938
270,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	263,881
81,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	87,277
500,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (c)	567,361
350,000	Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	371,503
	El Paso Corp., Medium-Term Notes:
225,000	7.375% due 12/15/12	230,062
25,000	7.750% due 1/15/32	25,313
100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	100,000
	Forest Oil Corp., Senior Notes:
50,000	8.000% due 12/15/11	54,000
50,000	7.750% due 5/1/14	51,875
175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34	216,125
50,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	51,500
460,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (c)	527,736
	Massey Energy Co., Senior Notes:
25,000	6.625% due 11/15/10	25,563
15,000	6.875% due 12/15/13 (a)	14,775

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 4.3% (continued)
	Pemex Project Funding Master Trust, Notes:
$50,000	5.750% due 12/15/15 (a)	$47,938
25,000	6.625% due 6/15/35 (a)	24,181
50,000	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	49,625
50,000	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	49,625
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	101,000
75,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	76,125
75,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	78,009
75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	74,625
	Williams Cos. Inc.:
	Notes:
25,000	7.875% due 9/1/21	27,000
250,000	8.750% due 3/15/32	293,750
75,000	Senior Notes, 7.625% due 7/15/19	80,250
250,000	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	258,968

	Total Oil, Gas & Consumable Fuels	4,516,096

Paper & Forest Products - 0.6%
	Abitibi-Consolidated Inc.:
25,000	Notes, 7.750% due 6/15/11	24,250
50,000	Senior Notes, 8.375% due 4/1/15	49,000
25,000	Bowater Inc., Notes, 6.500% due 6/15/13	23,437
	Buckeye Technologies Inc., Senior Subordinated Notes:
40,000	9.250% due 9/15/08	40,200
50,000	8.000% due 10/15/10	48,500
450,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (c)	469,029

	Total Paper & Forest Products	654,416

Personal Products - 0.0%
50,000	Del Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	40,750

Pharmaceuticals - 0.1%
50,000	Warner Chilcott Corp., Senior Subordinated Notes, 9.250% due 2/1/15 (a)	49,875

Real Estate - 0.2%
	Host Marriott LP, Senior Notes:
50,000	Series I, 9.500% due 1/15/07	51,625
75,000	Series O, 6.375% due 3/15/15	74,156
25,000	MeriStar Hospitality Corp., Senior Notes, 9.125% due 1/15/11	29,063

	Total Real Estate	154,844

Semiconductors & Semiconductor Equipment - 0.1%
	Amkor Technology Inc.:
	Senior Notes:
25,000	9.250% due 2/15/08	25,625
12,000	7.750% due 5/15/13	11,100
75,000	Senior Subordinated Notes, 10.500% due 5/1/09	73,875

	Total Semiconductors & Semiconductor Equipment	110,600

Specialty Retail - 0.2%
100,000	CSK Auto Inc., Senior Subordinated Notes, 7.000% due 1/15/14	95,750
65,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	71,094
75,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	80,812

	Total Specialty Retail	247,656

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 0.2%
	Levi Strauss & Co., Senior Notes:
$25,000	9.280% due 4/1/12 (b)	$26,000
25,000	12.250% due 12/15/12	28,531
50,000	9.750% due 1/15/15	52,875
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	80,625

	Total Textiles, Apparel & Luxury Goods	188,031

Tobacco - 0.4%
390,000	Altria Group Inc., Notes, 7.000% due 11/4/13	419,913

Wireless Telecommunication Services - 0.9%
25,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	26,312
75,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	76,875
50,000	iPCS Inc., Senior Notes, 11.500% due 5/1/12	57,250
205,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	215,149
	SBA Communications Corp.:
49,000	Senior Discount Notes, step bond to yield 9.742% due 12/15/11	47,040
25,000	Senior Notes, 8.500% due 12/1/12	27,875
325,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (c)	367,653
50,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	54,875
75,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	84,469

	Total Wireless Telecommunication Services	957,498

	TOTAL CORPORATE BONDS & NOTES (Cost - $33,773,121)	33,780,747

ASSET-BACKED SECURITIES - 8.7%
Home Equity - 6.6%
546,750	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 5.058% due 9/25/35 (b)(c)	547,296
1,100,000	ACE Securities Corp., Series 2006-SL2, Class A, 4.991% due 1/25/36 (b)(c)	1,100,000
210,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 6.018% due 11/25/34 (b)	214,440
242,510	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.018% due 8/25/32 (b)	243,812
590,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.168% due 9/25/34 (b)(c)	593,338
145	Bear Stearns Asset-Backed Securities NIM Trust, Series 2003-HE1N, Class N1, 6.500% due 1/25/34 (a)	145
290,000	Countrywide Asset-Backed Certificates, Series 2004-05, Class M4, 6.068% due 6/25/34 (b)	294,746
1,000,000	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 4.976% due 9/15/31 (b)(c)	1,000,000
173,523	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	177,356
1,000,000	GSAMP Trust, Series 2006-S2, Class A2, 4.921% due 1/25/36 (b)(c)(e)	1,000,013
1,000,000	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 4.993% due 4/25/36 (b)(c)	1,000,000
77,387	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)	76,817
	Novastar Home Equity Loan:
100,000	Series 2003-04, Class M2, 6.443% due 2/25/34 (b)	101,674
220,000	Series 2004-01, Class M4, 5.793% due 6/25/34 (b)	221,610
180,000	Series 2005-02, Class M11, 7.818% due 10/25/35 (b)	158,090

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
Home Equity - 6.6% (continued)
$150,000	Option One Mortgage Loan Trust, Series 2004-2, Class M7, 8.318% due 5/25/34 (b)	$145,674
72,673	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 5.918% due 4/25/32 (b)	72,734
	Sail NIM Notes:
3,130	Series 2003-003, Class A, 7.750% due 4/27/33 (a)	2,899
45,852	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (a)	45,759

	Total Home Equity	6,996,403

Manufactured Housing - 0.1%
56,945	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	58,861

Student Loan - 2.0%
1,000,000	First Horizon ABS Trust, Series 2006-HE1, Class A, 4.981% due 10/25/34 (b)(c)	1,000,000
1,100,000	SACO I Trust, Series 2006-4, Class A1, 5.020% due 2/25/34 (b)(c)	1,100,000

	Total Student Loan	2,100,000

	TOTAL ASSET-BACKED SECURITIES (Cost - $9,132,038)	9,155,264

MORTGAGE-BACKED SECURITIES - 45.3%
FNMA - 38.3%
	Federal National Mortgage Association (FNMA):
16,500,000	5.000% due 4/3/21-5/1/36 (f)(g)	15,765,315
14,900,000	5.500% due 4/3/21-5/1/36 (f)(g)	14,632,935
12,716	8.000% due 7/1/30-9/1/30	13,571
43,518	7.500% due 8/1/30-2/1/31	45,500
9,675,000	6.000% due 5/1/36 (f)(g)	9,662,906

	TOTAL FNMA	40,120,227

GNMA - 7.0%
	Government National Mortgage Association (GNMA):
2,500,000	5.000% due 4/3/36 (f)(g)	2,421,875
4,900,000	6.000% due 4/3/36 (f)(g)	4,956,654

	TOTAL GNMA	7,378,529

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $48,248,615)	47,498,756

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4%
125,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	138,862
	Commercial Mortgage Pass-Through Certificates:
380,907	Series 2001-J2A, Class A1, 5.447% due 7/16/34 (a)	381,241
116,788	Series 2003-FL9, Class E, 5.749% due 11/15/15 (a)(b)	117,219
	Countrywide Alternative Loan Trust:
937,810	Series 2005-59, Class 1A1, 5.106% due 11/20/35 (b)(c)	943,205
1,244,065	Series 2005-72, Class A1, 5.088% due 1/25/36 (b)(c)	1,245,231
1,027,536	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.118% due 5/25/35 (b)(c)	1,031,991
	Downey Savings and Loan Association Mortgage Loan Trust:
943,483	Series 2005-AR2, Class 2A1A, 4.986% due 3/19/45 (b)(c)	952,396
	Series 2006-AR1:
1,000,000	Class 1A1A, 4.671% due 4/19/36 (b)(c)	1,000,000
1,000,000	Class 1A1B, 4.671% due 4/19/36 (b)(c)	1,000,000
1,100,000	Federal National Mortgage Association (FNMA) Grantor Trust, Series 2005-T2, Class 2A2, 4.387% due 11/28/35 (a)(b)	1,101,286

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4% (continued)
$6,262,069	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.527% due 5/17/32 (b)	$166,065
	Harborview Mortgage Loan Trust:
1,220,679	Series 2004-08, Class 2A4A, 5.176% due 11/19/34 (b)(c)	1,224,264
1,308,170	Series 2004-11, Class 3A1A, 5.126% due 1/19/35 (b)(c)	1,311,342
402,130	Merit Securities Corp., Series 11PA, Class B2, 6.321% due 9/28/32 (a)(b)	392,571
1,100,000	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 5.919% due 3/25/36 (b)(c)	1,102,921
316,811	Structured Asset Mortgage Investments Inc., Series 2005-AR3, Class 2A1, 5.702% due 8/25/35 (b)	322,888
991,746	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 4.988% due 1/25/36 (b)(c)	990,392
	Washington Mutual Inc.:
700,000	Series 2005-AR07, Class A3, 4.425% due 8/25/35 (b)(c)	666,259
948,092	Series 2005-AR19, Class A1A2, 5.108% due 12/25/45 (b)(c)	950,968

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $15,013,539)	15,039,101

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.5%
U.S. Government Agency - 0.3%
300,000	Tennessee Valley Authority, Notes, 5.375% due 4/1/56	295,795

U.S. Government Obligations - 15.2%
	U.S. Treasury Bonds:
10,000	6.125% due 11/15/27	11,388
35,000	5.500% due 8/15/28	37,092
250,000	5.250% due 2/15/29	256,778
500,000	6.125% due 8/15/29 (c)(h)	573,398
225,000	5.375% due 2/15/31 (c)(h)	236,918
	U.S. Treasury Notes:
1,400,000	3.625% due 1/15/10 (c)	1,342,579
2,000,000	6.500% due 2/15/10 (c)	2,116,486
500,000	4.000% due 3/15/10 (c)	485,411
2,100,000	4.000% due 4/15/10 (c)	2,037,084
2,100,000	3.875% due 5/15/10 (c)	2,026,172
3,000,000	4.125% due 8/15/10 (c)	2,918,322
1,170,000	5.000% due 2/15/11 (c)	1,179,872
670,000	4.250% due 11/15/14 (c)	640,583
1,170,000	4.500% due 2/15/36 (c)	1,098,155
3,000,000	U.S. Treasury STRIPS, zero coupon bond to yield 4.926% due 11/15/27 (c)	1,016,442

	Total U.S. Government Obligations	15,976,680

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $16,680,709)	16,272,475

U.S. TREASURY INFLATION PROTECTED SECURITIES(c) - 3.6%
	U.S. Treasury Bonds, Inflation Indexed:
1,298,921	2.000% due 1/15/16	1,260,411
1,298,921	2.000% due 1/15/26	1,231,337
1,360,853	U.S. Treasury Notes, Inflation Indexed, 0.875% due 4/15/10	1,289,409

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,821,147)	3,781,157

SOVEREIGN BONDS - 3.5%
Brazil - 0.5%
	Federative Republic of Brazil, Collective Action Securities:
153,000	8.000% due 1/15/18	165,699

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

FACE AMOUNT	SECURITY	VALUE
300,000	8.750% due 2/4/25	$345,000

	Total Brazil	510,699

Colombia - 0.3%
	Republic of Colombia:
50,000	10.000% due 1/23/12	59,275
50,000	10.750% due 1/15/13	62,250
125,000	8.125% due 5/21/24	140,312

	Total Colombia	261,837

Italy - 0.3%
325,000	Region of Lombardy, 5.804% due 10/25/32	337,447

Mexico - 0.9%
	United Mexican States:
50,000	8.125% due 12/30/19	58,900
270,000	Medium-Term Notes, 5.625% due 1/15/17	261,765
	Series A:
236,000	6.375% due 1/16/13	242,608
275,000	5.875% due 1/15/14	273,831
66,000	Series XW, 10.375% due 2/17/09	74,217

	Total Mexico	911,321

Panama - 0.1%
137,000	Republic of Panama, 6.700% due 1/26/36	136,863

Peru - 0.2%
	Republic of Peru:
50,000	9.875% due 2/6/15	59,250
25,000	8.750% due 11/21/33	27,906
118,500	PDI, 5.000% due 3/7/17 (b)	112,871

	Total Peru	200,027

Russia - 0.7%
	Russian Federation:
66,667	8.250% due 3/31/10	70,542
175,000	11.000% due 7/24/18	251,125
410,000	5.000% due 3/31/30 (a)(c)	449,334

	Total Russia	771,001

Supranational - 0.5%
540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (c)	572,371

	TOTAL SOVEREIGN BONDS (Cost - $3,596,949)	3,701,566

SHARES
ESCROWED SHARES(e)(i) - 0.0%
125,000	Breed Technologies Inc. (d)*	0
26,481	Vlasic Foods International Inc.*	530

	TOTAL ESCROWED SHARES (Cost - $0)	530

COMMON STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.1%
176,627	Home Interiors of Gifts Inc. (e)(i)*	47,689

Media - 0.3%
2,447	Liberty Global Inc., Series A Shares *	50,090
2,447	Liberty Global Inc., Series C Shares *	48,328

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

SHARES	SECURITY	VALUE
Media - 0.3% (continued)
8,008	NTL Inc.*	$233,113

	Total Media	331,531

	TOTAL CONSUMER DISCRETIONARY	379,220

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
1,014	Axiohm Transaction Solutions Inc. (e)(i)*	0

MATERIALS - 0.0%
Chemicals - 0.0%
866	Applied Extrusion Technologies Inc., Class B Shares (i)(j)*	7,794

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
7,649	American Tower Corp., Class A Shares *	231,918

	TOTAL COMMON STOCKS (Cost - $398,289)	618,932

WARRANTS
WARRANTS - 0.1%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	42,500
114,845	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(d)(i)*	0
1,250	United Mexican States, Series XW10, Expires 10/10/06*	6,626

	TOTAL WARRANTS (Cost - $3,125)	49,126

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $130,667,532)	129,897,654

FACE AMOUNT
SHORT-TERM INVESTMENTS - 23.3%
Commercial Paper (k) - 22.3%
$453,000	Amsterdam Funding Corp., 4.660% due 4/11/06 (c)	452,531
2,750,000	Beethoven Funding Corp., 4.680% due 4/11/06 (c)	2,747,140
2,935,000	Curzon Funding LLC, 4.690% due 4/12/06 (c)	2,931,559
1,465,000	Daimlerchrysler North America Holdings Corp., 4.740% due 4/12/06 (c)	1,463,264
2,750,000	Eiffel Funding LLC, 4.670% due 4/12/06 (c)	2,746,789
1,465,000	Four Winds Funding Corp., 4.720% due 4/12/06 (c)	1,463,271
2,435,000	Giro Balanced Funding Corp., 4.680% due 4/12/06 (c)	2,432,151
2,435,000	Mica Funding LLC, 4.700% due 4/12/06 (c)	2,432,139
2,435,000	Old Line Funding Corp., 4.690% due 4/11/06 (c)	2,432,462
2,435,000	Ormond Quay Funding LLC, 4.700% due 4/11/06 (c)	2,432,457
1,862,000	Paradigm Funding LLC, Credit Enhanced by AIG Financial Products Corp., 4.690% due 4/12/06 (c)	1,859,817

	Total Commercial Paper (Cost - $23,393,580)	23,393,580

Repurchase Agreement - 1.0%
1,010,000	Merrill Lynch, Pierce, Fenner & Smith Inc., tri-party repurchase agreement, dated 3/31/06, 4.790% due 4/3/06; Proceeds at maturity - $1,010,403; (Fully collateralized by Federal Home Loan Bank Global Bonds, Series 627, 4.625% due 2/8/08; Market value - $1,125,319) (Cost - $1,010,000) (c)	1,010,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.0%
3,681	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $3,681)	3,681

See Notes to Schedule of Investments.

Legg Mason Partners Variable Strategic Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2006

TOTAL SHORT-TERM INVESTMENTS (Cost - $24,407,261)	24,407,261

TOTAL INVESTMENTS - 147.2% (Cost - $155,074,793#)	154,304,915
Liabilities in Excess of Other Assets - (47.2)%	(49,464,520)

TOTAL NET ASSETS — 100.0%	$104,840,395

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2006.

(c)	All or a portion of this security is segregated for open futures contracts, extended settlements, TBA’s, and mortgage dollar rolls.

(d)	Security is currently in default.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(f)	This security is traded on a to-be-announced (“TBA”) basis (See Notes 1 and 2).

(g)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Illiquid security.

(j)	All or a portion of this security is on loan (See Notes 1 and 2).

(k)	Yield to maturity on date of purchase.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AIG	— American International Guaranty
IO	— Interest Only
NIM	— Net Interest Margin
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Variable Strategic Bond Portfolio (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans. Prior to May 1, 2006, the Fund was named Salomon Brothers Variable Strategic Bond Fund and the Company was named Salomon Brothers Variable Series Funds Inc.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Notes to Schedule of Investments (unaudited) (continued)

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,299,144
Gross unrealized depreciation	(2,069,022)

Net unrealized depreciation	$(769,878)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes	148	6/06	$15,528,329	$15,456,750	$(71,579)
Contracts to Sell:
U.S. Treasury 10 Year Notes	78	6/06	8,366,423	8,298,469	67,954

Net Unrealized Loss on Open Futures Contracts					$(3,625)

At March 31, 2006, the Fund loaned securities having a market value of $3,464. The Fund received cash collateral amounting to $3,681 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

The average monthly balance of dollar rolls outstanding during the period ended March 31, 2006 was approximately $43,222,670. At March 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $48,191,301. Counterparties with mortgage dollar rolls outstanding in excess of 10% of the total net assets at March 31, 2006 included Bear Stearns & Co. ($20,138,088), Lehman Brothers Inc. ($18,243,726) and Chase Securities ($10,681,447).

At March 31, 2006, the Fund held TBA securities with a cost of $48,191,301.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	May 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date	May 30, 2006